Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
Oct. 31, 2018 CAD ($) Segments
Accounting Policies [Line Items]
Description for entity ownership in consolidated entities whenless that half voting power	The Bank may consolidate an entity when it owns less than 50% of the voting rights when it has one or more other attributes of power by virtue of an agreement, over more than half of the voting rights; to govern the financial and operating policies of the entity under a statute or an agreement;to appoint or remove the majority of the members of the board of directors or equivalent governing body and control of the entity is by that board or body;or to govern the financial and operating policies of the entity through the size of its holding of voting rights relative to the size and dispersion of holding of the other vote holders and voting patterns at shareholder meetings (i.e.,de facto control).
Number of operating segments | Segments	3
Investment property [member]
Accounting Policies [Line Items]
Estimated useful lives of assets	40 years
Purchased loans [member]
Accounting Policies [Line Items]
Allowances for credit losses | $	$ 0
Top of range [member]
Accounting Policies [Line Items]
Cash and deposits with financial institutions maturity period	3 months
Top of range [member] | Computer software [member]
Accounting Policies [Line Items]
Useful lives of intangible assets other than goodwill	10 years
Top of range [member] | Other intangible assets [member]
Accounting Policies [Line Items]
Useful lives of intangible assets other than goodwill	20 years
Bottom of range [member] | Computer software [member]
Accounting Policies [Line Items]
Useful lives of intangible assets other than goodwill	5 years
Bottom of range [member] | Other intangible assets [member]
Accounting Policies [Line Items]
Useful lives of intangible assets other than goodwill	5 years
Buildings [member]
Accounting Policies [Line Items]
Estimated useful lives of assets	40 years
Building fittings [member]
Accounting Policies [Line Items]
Estimated useful lives of assets	15 years
Equipment [member] | Top of range [member]
Accounting Policies [Line Items]
Estimated useful lives of assets	10 years
Equipment [member] | Bottom of range [member]
Accounting Policies [Line Items]
Estimated useful lives of assets	3 years
Leasehold improvements [member]
Accounting Policies [Line Items]
Estimated useful lives of assets	Lease term determined by the Bank